NOTES PAYABLE (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Long-term debt, gross		$ 1,420,137	$ 5,491,570
Unamortized debt discounts	$ 312,795	0	0
unamortized financing costs	1,800,778	196,837	7,444
Total notes payable, net of financing costs	10,091,378	6,140,592	5,484,126
Total notes payable	12,204,951	6,337,429
Less current maturities	(6,953,285)	(4,720,455)	(4,034,865)
Less: Unamortized debt discounts	(312,795)	0	0
Total Long-Term Debt	3,138,093	1,420,137	1,449,261
Less: unamortized financing costs	(1,800,778)	(196,837)	(7,444)
Promissory Note 3 [Member
Long-term debt, gross	$ 0	$ 0	509,145
Interest rate	12.00%	15.00%
Due date	May 03, 2024	Jan. 25, 2023
Total Long-Term Debt		$ 0
Secured Promissory Note [Member]
Long-term debt, gross	$ 1,804,912	$ 1,988,793	1,960,965
Interest rate	17.50%	17.50%
Due date	Feb. 28, 2026	Feb. 28, 2026
Total Long-Term Debt		$ 1,988,793
Promissory Note 1 [Member]
Long-term debt, gross		$ 0
Interest rate	12.00%	14.00%
Due date	Oct. 31, 2023	Jan. 15, 2023
Total Long-Term Debt	$ 0	$ 38,609	50,892
Promissory Note 4 [Member]
Long-term debt, gross	$ 0	$ 0	255,490
Interest rate	16.00%	15.00%
Due date	Jun. 30, 2024	Sep. 01, 2023
Total Long-Term Debt		$ 0
Promissory Note 5 [Member]
Long-term debt, gross	$ 126,504	$ 0	255,547
Interest rate	12.00%	15.00%
Due date	Feb. 14, 2025	Sep. 01, 2023
Total Long-Term Debt		$ 0
Convertible Note 2 [Member
Long-term debt, gross		0
Interest rate	12.00%
Total Long-Term Debt	$ 0	$ 569,391	0
Due date	October 31, 2024	March 2024
Convertible Note 1 [Member]
Long-term debt, gross		$ 0	578,802
Interest rate		12.00%
Due dates		May, 2023
Convertible Note 3 [Member]
Long-term debt, gross		$ 0
Interest rate	12.00%	15.00%
Due date	Dec. 18, 2024	Jun. 14, 2024
Total Long-Term Debt	$ 0	$ 574,961	0
Convertible Note 4 [Member]
Long-term debt, gross		$ 0
Interest rate	12.00%	15.00%
Due date	Dec. 19, 2024	Jun. 14, 2024
Total Long-Term Debt	$ 78,442	$ 80,722	0
Convertible Note 5 [Member]
Long-term debt, gross		$ 0
Interest rate	12.00%	15.00%
Due date	Dec. 19, 2024	Jul. 24, 2024
Total Long-Term Debt	$ 78,442	$ 80,509	0
Promissory Note 6 [Member]
Long-term debt, gross		$ 38,609
Interest rate	15.00%	12.00%
Due date	Nov. 22, 2024	Oct. 31, 2023
Total Long-Term Debt	$ 0	$ 0	0
Convertible Note 6 [Member
Long-term debt, gross		$ 388,380
Interest rate	12.00%	12.00%
Due date	Dec. 28, 2024	May 13, 2024
Total Long-Term Debt	$ 0	$ 114,781	0
Convertible Note 7 [Member]
Long-term debt, gross		$ 569,391
Interest rate	12.00%	12.00%
Due date	Jul. 31, 2024	Oct. 31, 2024
Total Long-Term Debt	$ 0	$ 473,743	0
Convertible Note 8 [Member]
Long-term debt, gross		$ 574,961
Interest rate	12.00%	12.00%
Due date	Feb. 01, 2025	Dec. 18, 2024
Total Long-Term Debt	$ 0	$ 0	0
Convertible Note 9 [Member]
Long-term debt, gross		$ 80,722
Interest rate	12.00%	12.00%
Due date	Feb. 01, 2025	Dec. 19, 2024
Total Long-Term Debt	$ 0	$ 0	0
Convertible Note 10 [Member]
Long-term debt, gross	$ 341,727	$ 80,509	0
Interest rate	16.00%	12.00%
Due date	Feb. 26, 2025	Dec. 19, 2024
Total Long-Term Debt		$ 0
Convertible Note 11 [Member]
Long-term debt, gross	$ 1,256,868	$ 114,781	0
Interest rate	16.00%	12.00%
Due date	Feb. 26, 2025	Dec. 28, 2024
Total Long-Term Debt		$ 0
Convertible Note 12 [Member]
Long-term debt, gross		$ 473,743
Interest rate	16.00%	12.00%
Due date	May 08, 2025	Jun. 01, 2024
Total Long-Term Debt	$ 370,412	$ 0	0
Promissory Note 7 [Member]
Long-term debt, gross		$ 2,000,000	0
Interest rate		15.00%
Due date		Dec. 26, 2024
Note Bearing 1 [Member]
Long-term debt, gross	$ 3,138,093	$ 0	1,012,500
Interest rate	18.00%	15.00%
Due date	Oct. 01, 2026	Sep. 01, 2023
Total Long-Term Debt		$ 27,540
Note Bearing 2 [Member]
Long-term debt, gross		$ 0	506,250
Interest rate		15.00%
Due date		Sep. 01, 2023
Note Bearing 3 [Member]
Long-term debt, gross		$ 27,540	32,752
Interest rate		18.00%
Due date		Oct. 01, 2026
Promissory Note 2 [Member]
Long-term debt, gross	$ 2,272,757	$ 0	$ 329,227
Interest rate	15.00%	14.00%
Due date	Dec. 26, 2024	Sep. 01, 2023
Total Long-Term Debt		$ 2,000,000
Convertible Note 1 [Member]
Interest rate	12.00%
Due date	Oct. 31, 2024
Total Long-Term Debt	$ 390,619	388,380
Promissory Note 7 [Member
Interest rate	12.00%
Due date	Jul. 31, 2024
Total Long-Term Debt	$ 0	0
Convertible Note 13 [Member]
Interest rate	12.00%
Due date	Jul. 30, 2025
Total Long-Term Debt	$ 394,521	0
Convertible Note 14 [Member]
Interest rate	12.00%
Due date	Jul. 30, 2025
Total Long-Term Debt	$ 821,561	0
Convertible Note 15 [Member]
Interest rate	12.00%
Due date	Aug. 01, 2027
Total Long-Term Debt	$ 266,272	0
Convertible Note 16 [Member]
Interest rate	12.00%
Due date	Aug. 01, 2027
Total Long-Term Debt	$ 1,368,784	0
Convertible Note 17 [Member]
Interest rate	12.00%
Due date	Aug. 01, 2025
Total Long-Term Debt	$ 609,151	0
Convertible Note 18 [Member]
Interest rate	12.00%
Due date	Aug. 01, 2025
Total Long-Term Debt	$ 529,906	0
Convertible Note 19 [Member]
Interest rate	12.00%
Due date	Aug. 01, 2027
Total Long-Term Debt	$ 988,150	0
Convertible Note 20 [Member]
Interest rate	12.00%
Due date	Aug. 01, 2027
Total Long-Term Debt	$ 149,787	0
Convertible Note 21 [Member]
Interest rate	12.00%
Due date	Aug. 01, 2027
Total Long-Term Debt	$ 67,005	0
Convertible Note 22 [Member]
Interest rate	12.00%
Due date	Aug. 01, 2027
Total Long-Term Debt	$ 6,700	0
Convertible Note 23 [Member]
Interest rate	12.00%
Due date	Sep. 30, 2025
Total Long-Term Debt	$ 134,567	0
Promissory Note 8 [Member
Interest rate	12.00%
Due date	Jul. 15, 2025
Total Long-Term Debt	$ 127,287	$ 0